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                         SUPPLEMENT DATED APRIL 1, 2002
                                       TO
                          PROSPECTUS DATED MAY 1, 2001

                      METROPOLITAN LIFE SEPARATE ACCOUNT E
              PREFERENCE PLUS(R) ACCOUNT VARIABLE ANNUITY CONTRACTS
                  ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY



This Supplement updates the following information:

On page B-PPA-36, insert a new bullet as follows:

      - For participants of Chicago Public Schools' 403(b) program, if you transfer money from the Deferred Annuity to MetLife's Retirement Options Program from April 1, 2002 through May 31, 2002.




                       THIS SUPPLEMENT SHOULD BE READ AND
                         RETAINED FOR FUTURE REFERENCE.


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